CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated losses CNY (¥)	Noncontrolling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2021	¥ 286	¥ (88,130)	¥ 1,902,587	¥ 2,027	¥ (15,419)	¥ (1,299,846)	¥ 19,258	¥ 520,763
Beginning balance (in shares) at Dec. 31, 2021 | shares	430,463,797
Treasury stock, beginning (in shares) at Dec. 31, 2021 | shares		(6,786,317)
Changes in shareholders' equity
Share-based compensation (Note 17)			6,578					6,578
Net income/(loss)						(124,307)	(10,181)	(134,488)
Exercise of share-based awards (Note 17)		¥ 10,631	(10,488)					143
Exercise of share-based awards (Note 17) (in shares) | shares		770,500
Currency translation adjustment					53,360		(11)	53,349
Share-based awards to employees of Non-platform business (Note 17)			17					17
Deemed dividends to shareholders in connection with the share-based awards to employees of Non-platform business (Note 17)			(17)					(17)
Deconsolidation of a subsidiary							(3,244)	(3,244)
Accretion of mezzanine equity			(7,353)					(7,353)
Share-based compensation settled by subsidiaries' shares			(58)				58
Redeemable non-controlling interest shareholder exercise of put option							577	577
Treasury stock, ending (in shares) at Dec. 31, 2022 | shares		(6,015,817)
Ending balance at Dec. 31, 2022	¥ 286	¥ (77,499)	1,891,266	2,027	37,941	(1,424,153)	6,457	436,325
Ending balance (in shares) at Dec. 31, 2022 | shares	430,463,797
Changes in shareholders' equity
Share-based compensation (Note 17)			4,306					4,306
Net income/(loss)						(26,772)	(274)	(27,046)
Exercise of share-based awards (Note 17)		¥ 4,560	(4,527)					33
Exercise of share-based awards (Note 17) (in shares) | shares		327,760
Currency translation adjustment					9,466		(18)	9,448
Share-based awards to employees of Non-platform business (Note 17)			28					28
Deemed dividends to shareholders in connection with the share-based awards to employees of Non-platform business (Note 17)			(28)					(28)
Deconsolidation of a subsidiary							(5,636)	¥ (5,636)
Treasury stock, ending (in shares) at Dec. 31, 2023 | shares		(5,688,057)						(5,688,057)	(5,688,057)
Ending balance at Dec. 31, 2023	¥ 286	¥ (72,939)	1,891,045	2,027	47,407	(1,450,925)	529	¥ 417,430
Ending balance (in shares) at Dec. 31, 2023 | shares	430,463,797
Changes in shareholders' equity
Share-based compensation (Note 17)			2,067					2,067
Net income/(loss)						106,131	(233)	105,898
Share repurchase		¥ (11,266)						(11,266)	$ (1,600)
Share repurchase (in shares) | shares		(52,498,655)
Exercise of share-based awards (Note 17)		¥ 2,682	(2,669)					13
Exercise of share-based awards (Note 17) (in shares) | shares		193,140
Currency translation adjustment					6,624		(22)	6,602
Share-based awards to employees of Non-platform business (Note 17)			5					5
Deemed dividends to shareholders in connection with the share-based awards to employees of Non-platform business (Note 17)			(5)					¥ (5)	$ (1)
Treasury stock, ending (in shares) at Dec. 31, 2024 | shares		(57,993,572)						(57,993,572)	(57,993,572)
Ending balance at Dec. 31, 2024	¥ 286	¥ (81,523)	¥ 1,890,443	¥ 2,027	¥ 54,031	¥ (1,344,794)	¥ 274	¥ 520,744	$ 71,342
Ending balance (in shares) at Dec. 31, 2024 | shares	430,463,797